Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000264668
Shareholder Report [Line Items]
Fund Name	High Income Municipal ETF
Trading Symbol	THYM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about High Income Municipal ETF (the "fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Income Municipal ETF	$16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
AssetsNet	$ 27,287,000
Holdings Count | Holding	238
InvestmentCompanyPortfolioTurnover	45.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$27,287 Number of Portfolio Holdings238 Portfolio Turnover Rate45.8%
Holdings [Text Block]

State Allocation (as a % of Net Assets)

Table Summary
California	10.2%
Puerto Rico	7.5
Texas	7.0
Ohio	6.8
Maryland	6.5
Wisconsin	6.2
Pennsylvania	6.1
Alabama	4.0
Florida	3.9
Other	41.8

Industry Allocation (as a % of Net Assets)

Table Summary
Health Care	25.1%
Education	16.1
Special Tax	14.0
Housing	10.9
Transportation	8.6
Industrial & Pollution Control	6.7
General Obligations - State	3.8
Solid Waste	1.6
Leasing	1.2
Other	12.0

Material Fund Change [Text Block]